Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
1 year or less [member]
Statement [line items]
Summary of trade and other payables

	2024	2023
	A$’000	A$’000

Trade payables	4,548	857
Accrued payables	10,519	3,472

	15,067	4,329